Business Combinations - Additional Information (Detail) $ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Jul. 31, 2019 USD ($)	Apr. 30, 2019 TWD ($) shares	Apr. 30, 2019 USD ($) shares	Dec. 31, 2020 TWD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of subsidiaries [Line Items]
Significant unobservable inputs discount rate				31.00%	31.00%
Revenue from continuing operations				$ 497,146,285	$ 17,704,640	$ 413,782,708	$ 397,261,461
Profit from continuing operations				$ 29,707,746	$ 1,057,968	$ 18,030,506	25,687,447
Call option on the remaining non-controlling interests				40.00%	40.00%
Gain recognized from remeasuring fair value of equity interest before business combination		$ 243,057
Top of range [member]
Disclosure of subsidiaries [Line Items]
Contingent consideration recognised as of acquisition date				$ 42,805
USIFR [Member]
Disclosure of subsidiaries [Line Items]
Consideration paid in cash for shares				10,800,558
ArrangementForContingentConsiderationByMakingDepositTo TrustFund				$ 294,244
UGPL [Member]
Disclosure of subsidiaries [Line Items]
Number of shares issued | shares				25,940
FAFG [Member]
Disclosure of subsidiaries [Line Items]
Percentage of shareholdings acquired by subsidiary				100.00%
Percentage of Ownership (%)				100.00%	100.00%
ASE Embedded Electronics Inc [member]
Disclosure of subsidiaries [Line Items]
Consideration paid in cash for shares		1,500,000
Gain recognized from remeasuring fair value of equity interest before business combination		76,655
Accumulated deficits compensated by capital reduction		1,147,595,000
Ordinary shares acquired		$ 150,000	$ 150,000
Percentage of Ownership (%)	100.00%
ASE Embedded Electronics Inc [member] | TDK Corporation [Member]
Disclosure of subsidiaries [Line Items]
Ordinary shares acquired	$ 6,000
ASE Test, Inc. [member]
Disclosure of subsidiaries [Line Items]
Percentage of ownership interest in joint venture		50.97%	50.97%
ASE Test, Inc. [member] | Private Placement [Member]
Disclosure of subsidiaries [Line Items]
Shares subscribed | shares		100,000	100,000
Consideration paid in cash for shares		$ 250,000
Siliconware Precision Industries Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Significant unobservable inputs discount rate				25.00%	25.00%
Gain recognized from remeasuring fair value of equity interest before business combination							$ 7,421,408
UGPL [Member]
Disclosure of subsidiaries [Line Items]
Percentage of shareholdings acquired by subsidiary				60.00%